Income Tax - Schedule of unrecognized tax benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2022	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Balance at beginning of fiscal year	$ 4,368	$ 3,974
Increases related to current year tax positions	537	394
Increases related to the prior year tax positions	143	0
Balance at end of fiscal year	$ 5,048	$ 4,368